Operating Leases (Tables)	12 Months Ended
Sep. 30, 2025
Operating Leases [Abstract]
Schedule of Operating Leases

Supplemental balance sheet information related to the operating leases from the Company’s operations was as follows:

	As of September 30, 2025	As of September 30, 2024
Right-of-use assets	$133,890	$271,931

Lease liabilities, current	69,319	98,957
Lease liabilities, non-current	72,542	204,018
Total lease liabilities	$141,861	$302,975

Schedule of Maturity of Lease Liabilitie

The following table presents maturity of lease liabilities as of September 30, 2025:

Twelve months ending September 30,	As of September 30, 2025
2025	$74,344
2026	74,344
Total future minimum lease payments	148,688
Less: imputed interest	(6,827)
Total	$141,861